Revenue	6 Months Ended
Jun. 30, 2025
Revenue.
Revenue

13. Revenue

Eli Lilly and Company collaboration

In September 2021, the Company entered into a global licensing and research collaboration with Lilly focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Lilly will use ProQR’s proprietary Axiomer® RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR received an upfront payment and equity consideration, and is eligible to receive milestone payments and royalties on the net sales of any resulting products. In September 2021, the Company issued 3,989,976 shares to Lilly, resulting in gross proceeds of $ 30,000,000 (€ 25,270,000). These shares were issued at a premium of $ 2,429,000 (€ 2,047,000), which was determined to be part of the transaction price and as such was initially recognized as deferred revenue. An up-front payment of $ 20,000,000 (€ 16,849,000) was received in October 2021.

In December 2022, the Company and Lilly amended their research and collaboration agreement described above, which expanded the collaboration. Under the amended and restated research and collaboration agreement, Lilly will gain access to additional targets in the central nervous system (“CNS”) and peripheral nervous system (“PNS”) with ProQR’s Axiomer platform.

As described under Note 12, pursuant to the amended and restated agreement, the Company issued 9,381,586 shares to Lilly in December 2022, resulting in gross proceeds of $ 15,000,000 (€ 14,122,000). These shares were issued at a discount of $ 480,000 (€ 451,000), which is accounted for as a reduction of the transaction price. In February 2023, ProQR also received an upfront payment of $ 60,000,000 (€ 56,412,000). Lilly has the ability to exercise an option to further expand the partnership for a consideration of $ 50,000,000.

With regard to the original and amended and restated research and collaboration agreements with Lilly, the Company concluded as follows:

●	The amended and restated research and collaboration agreement is accounted for as a separate contract under IFRS 15 given the group of promises to be delivered are distinct and are priced commensurate with stand-alone selling prices.
●	For each of the agreements, the company identified one performance obligation under IFRS 15, for the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract. ProQR’s services are evaluated as predominant at inception of the contract and the compounds resulting from the collaboration do not represent a series of distinct promises because they were not predetermined at the inception of the contract and can be terminated or replaced at the discretion of Lilly subject to the terms and conditions of the Collaboration agreement.
●	The transaction price of the agreement includes fixed components, consisting of an up-front fee and an equity component (premium or discount). The agreement also contains variable parts, notably milestones, which are included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Development milestone payments to be reached during the ProQR research program will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	Initially, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

After the handover of a compound to Lilly:

●	The variable consideration for development milestones to be reached during the Lilly R&D activities is linked to a separable right to use the license which comes into existence for each successful compound transferred to Lilly. This license is a separate performance obligation and revenue will be recognized at a point in time when the development milestone for a license is achieved and the variable constraint is resolved.
●	The variable consideration for commercial milestones is linked to a separable right to use the license which comes into existence for each successful compound transferred to Lilly. This license is a separate performance obligation and will be recognized at a point in time when the commercial milestone for a license is achieved and the variable constraint is resolved.
●	For sales-based royalties, the license is the predominant item to which the royalty relates. The sales-based royalties will be recognized after the handover of the compound to Lilly (after completion of the initial performance obligation) and once the respective sale level occurs.

During the six month period ended June 30, 2025, the Company reached milestones amounting to $ 2,000,000 (€ 1,781,000) under the agreement, which was added to the transaction price and recognized partially as revenue during the six month period ended June 30, 2025.